Commission and Fee Income	3 Months Ended
Jun. 30, 2018
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]

Commissions and Fee Income

In the first quarter of 2018, the Group adopted IFRS 15, “Revenue from Contracts with Customers” which requires disaggregation of revenues prior to the deduction of associated expenses.

Disaggregation of revenues by product type and business segment – based on IFRS 15

	Three months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	78	64	6	(0)	147
Commissions for assets under management	18	63	801	(0)	882
Commissions for other securities	75	7	1	0	83
Underwriting and advisory fees	504	6	0	(7)	503
Brokerage fees	305	215	26	0	546
Commissions for local payments	103	258	0	(0)	361
Commissions for foreign commercial business	120	36	0	(0)	156
Commissions for foreign currency/exchange business	2	2	0	0	4
Commissions for loan processing and guarantees	213	82	0	0	296
Intermediary fees	1	127	0	3	131
Fees for sundry other customer services	201	60	31	1	292
Total fee and commissions income	1,619	920	865	(4)	3,400
Gross expense					(731)
Net fees and commissions					2,669

Prior to adoption of IFRS 15 the Group disclosed total commissions and fee income and expenses on a gross basis annually. For the three months ended 30 June 2017, the disaggregation of commissions and fees into fiduciary activities € 1.1 billion, commissions, brokers’ fees, mark-ups on securities underwriting and other securities activities € 793 million and fees for other customer services € 923 million was reported quarterly on a net basis.

	Six months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	150	131	12	(1)	292
Commissions for assets under management	32	130	1,617	(0)	1,778
Commissions for other securities	142	16	2	0	160
Underwriting and advisory fees	973	10	0	(21)	963
Brokerage fees	674	516	45	(0)	1,236
Commissions for local payments	209	512	(0)	(1)	721
Commissions for foreign commercial business	241	71	0	(0)	311
Commissions for foreign currency/exchange business	4	4	0	(0)	7
Commissions for loan processing and guarantees	425	161	0	1	586
Intermediary fees	5	250	0	7	261
Fees for sundry other customer services	380	119	56	1	556
Total fee and commissions income	3,235	1,918	1,731	(15)	6,870
Gross expense					(1,511)
Net fees and commissions					5,359

Prior to adoption of IFRS 15 the Group disclosed total commissions and fee income and expenses on a gross basis annually. For the six months ended 30 June 2017, the disaggregation of commissions and fees into fiduciary activities € 2.2 billion, commissions, brokers’ fees, mark-ups on securities underwriting and other securities activities € 1.6 billion and fees for other customer services € 1.9 billion was reported on a net basis.